Income Taxes	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020
Income Taxes
Note 4. Income Taxes

Note 4. Income Taxes

Any net loss carryforward may be subject to the 382 limitation upon a change in control as defined therein.

We did not provide any current or deferred U.S. federal income tax provision or benefit for any of the periods presented because we have experienced operating losses since inception. Under ASC 740, Income Taxes, when it is more likely than not that a tax asset cannot be realized through future income the Company must allow for this future tax benefit. We provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carryforwards, because management has determined that it is more likely than not that we will not earn income sufficient to realize the deferred tax assets during the carryforward period. The Company has not taken a tax position that, if challenged, would have a material effect on the financial statements for the nine months ended June 30, 2021.

During the nine months ended June 30, 2021 and 2020, the Company incurred net losses of $0 and $870, respectively, which resulted in net operating loss carryforwards for income tax purposes. The losses resulted in a deferred tax asset of approximately $5,300 at June 30, 2021 and September 30, 2020 at the effective rate of 25%.